FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - Forward freight agreements [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 458
Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	458
Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0
Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows		$ 173
Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows		173
Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows		0
Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows		$ 0